Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Federal Funds Purchased and Other Short-term Borrowings

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2014
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$42,700
Maximum indebtedness during the year	—	42,700
Average balance during the year	41	1,951
Average rate paid during the year	0.54%	0.19%
Interest rate on year end balance	—	0.14%

	At December 31, 2013
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$—
Maximum indebtedness during the year	10,000	—
Average balance during the year	28	—
Average rate paid during the year	0.53%	—
Interest rate on year end balance	—	—